Significant Accounting Policies (Details)				6 Months Ended
	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Significant Accounting Policies [Line Items]
Restricted cash				$ 1,796,993			$ 769,233
Write-downs recognized of inventories
Allowance for doubtful accounts				$ 1,553,365			2,391,641
Residual value percentage				5.00%		5.00%
Notes receivale				$ 229,486
Other receivable				2,916
Other noncurrent assets				136,357			198,194
Impairment charges
VAT rate	13.00%	16.00%	17.00%
Advance from customers				1,555,932			3,408,717
Advance from customers recognized revenue				2,639,083	2,936,772
Received government grants				584,671	333,999
Shipping and handling costs				750,055	502,826
Advertising costs				$ 143,932	$ 56,507
Amount of tax benefit				50.00%
Depositor amount (in Yuan Renminbi) | ¥						¥ 500,000
Cash and cash equivalents				$ 7,803,550			20,192,460
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Other noncurrent assets				120,139
Supplier [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts				$ 173,337			$ 171,538